Stockholders' Deficit - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended						0 Months Ended
	Feb. 24, 2013	Feb. 27, 2011	Feb. 24, 2013 Ordinary Shares Subject to Put Rights [Member]	Feb. 27, 2011 Series B Ordinary Stock [Member]	Feb. 24, 2013 Series B Ordinary Stock [Member]	Feb. 26, 2012 Series B Ordinary Stock [Member]	Apr. 08, 2010 Series B Ordinary Stock [Member]	Feb. 24, 2013 Series A Ordinary Stock [Member]	Feb. 26, 2012 Series A Ordinary Stock [Member]	Apr. 08, 2010 Lien Debt 2 [Member] Series B Ordinary Stock [Member]	Apr. 08, 2010 Senior Secured Notes [Member] Series B Ordinary Stock [Member]
Equity [Line Items]
Common stock, shares issued				15,512,000						11,080,455.38	4,431,150.00
Common stock, par value					$ 0.5801	$ 0.5801	$ 0.5801	$ 0.5801	$ 0.5801
Shares issued					15,512,000	15,512,000		0	0
Shares outstanding					15,512,000	15,512,000		0	0
Shares issued and outstanding			773,000
Total Issued additional ordinary stock		7.50%
Ordinary stock	52.50%